Debt Instruments - Notes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Current portion of long-term debt	$ 5,131	$ 1,057
Notes payable | Notes Payable, Other Payables
Debt Instrument [Line Items]
Weighted average interest rate	5.70%
Notes payable	$ 26,600
Current portion of long-term debt	$ 5,100
Minimum | Notes payable | Notes Payable, Other Payables
Debt Instrument [Line Items]
Debt instrument, term	2 years
Maximum | Notes payable | Notes Payable, Other Payables
Debt Instrument [Line Items]
Debt instrument, term	5 years